Convertible note liability (Details)			6 Months Ended	12 Months Ended
	Jan. 25, 2024 USD ($) $ / shares	Jan. 15, 2024 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Jan. 25, 2023 $ / shares
Convertible note liability
Pre -consolidation conversion price	$ 10
Number of days prior to effective initial registration statement for first reset date	5 days
Period of closing date considered for second reset date	3 months
Convertible note liability
Convertible note liability
Aggregate principal amount | $					$ 185,976	$ 3,125,000
Threshold period for volume-weighted average price	30 days	30 days
Convertible note liability | Investors
Convertible note liability
Threshold period for payment of price difference between VWAP and conversion price in cash or in shares	35 days
First Tranche Note
Convertible note liability
Interest rate	8.00%
Initial Conversion Price	$ 750
First Tranche Note | Until the First Reset Date
Convertible note liability
Conversion floor price	75
First Tranche Note | On the Second Reset Date
Convertible note liability
Conversion floor price	$ 37.5
First Tranche Note | Investors
Convertible note liability
Notional amount | $	$ 3,125,000	$ 3,125,000
Proceeds received from convertible note | $	$ 2,500,000	$ 2,500,000	$ 1,000,000	$ 2,500,000
Conversion floor price							$ 0